Disaggregated Revenue - Schedule of Breakdown of our Gross Profit and Gross Profit Margin (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Disaggregated Revenue - Schedule of Breakdown of our Gross Profit and Gross Profit Margin (Details) [Line Items]
Revenue	$ 55,755,660	$ 7,109,878	$ 60,236,666
Cost of revenue	33,216,843	4,235,762	34,437,339
Gross profit	$ 22,538,817	$ 2,874,116	$ 25,799,327
Gross profit margin	40.40%	40.40%	42.80%
Private-labelled apparel products [Member]
Disaggregated Revenue - Schedule of Breakdown of our Gross Profit and Gross Profit Margin (Details) [Line Items]
Revenue		$ 3,664,926	$ 32,710,445
Cost of revenue		3,277,486	29,052,173
Gross profit		$ 387,440	$ 3,658,272
Gross profit margin	10.60%	10.60%	11.20%
Own-branded apparel products [Member]
Disaggregated Revenue - Schedule of Breakdown of our Gross Profit and Gross Profit Margin (Details) [Line Items]
Revenue		$ 3,444,952	$ 27,526,221
Cost of revenue		958,276	5,385,166
Gross profit		$ 2,486,676	$ 22,141,055
Gross profit margin	72.20%	72.20%	80.40%
Hong Kong, Dollars
Disaggregated Revenue - Schedule of Breakdown of our Gross Profit and Gross Profit Margin (Details) [Line Items]
Revenue	$ 55,755,660
Cost of revenue	33,216,843
Gross profit	22,538,817
Hong Kong, Dollars | Private-labelled apparel products [Member]
Disaggregated Revenue - Schedule of Breakdown of our Gross Profit and Gross Profit Margin (Details) [Line Items]
Revenue	28,740,350
Cost of revenue	25,702,047
Gross profit	3,038,303
Hong Kong, Dollars | Own-branded apparel products [Member]
Disaggregated Revenue - Schedule of Breakdown of our Gross Profit and Gross Profit Margin (Details) [Line Items]
Revenue	27,015,310
Cost of revenue	7,514,796
Gross profit	$ 19,500,514